Company financial information (Tables) - Ardagh Group S.A.	12 Months Ended
Dec. 31, 2019
Condensed financial statements
Statement of financial position

	At December 31,
	2019	2018
	€'m	€'m
Non-current assets
Investments in subsidiary undertakings	2,484	1,809
Investments in joint venture	371	—
	2,855	1,809
Current assets
Amounts receivable from subsidiary undertakings	88	1
	88	1
Total assets	2,943	1,810
Equity attributable to owners of the parent
Issued capital	22	22
Share premium	1,092	1,092
Legal reserve	2	2
Capital contribution	431	431
Retained earnings	1,394	261
Total equity	2,941	1,808
Current liabilities
Other payables	2	2
	2	2
Total liabilities	2	2
Total equity and liabilities	2,943	1,810

Statement of comprehensive income
	Year ended December 31,
	2019	2018	2017
`	€'m	€'m	€'m

Dividend income	89	110	150
Other external charges	(3)	(1)	(1)
Finance expense	(1)	(1)	(1)
Profit before tax and gain on disposal of investment	85	108	148
Income tax	—	—	—
Gain on disposal of investment *	1,164	—	—
Profit and total comprehensive income for the year	1,249	108	148

*The gain recognized in the Company for the year ended December 31, 2019, relates to the divestment of the Food & Specialty Metal Packaging business completed on October 31, 2019 and the recognition of shares issued to the Company by Trivium Packaging B.V. as part consideration for the disposal.

Statement of cash flows

	Year ended December 31,
	2019	2018	2017
	€'m	€'m	€'m
Cash flows from operating activities
Cash generated from operations	(3)	(1)	(1)
Tax paid	—	(1)	—
Increase in receivables	—	—	(10)
Increase/(decrease) in payables	1	(6)	—
Net cash from operating activities	(2)	(8)	(11)
Cash flows from investing activities
Proceeds from disposal of investment	2,307	—	—
(Repayment)/receipt of loans from subsidiary undertakings	(1,601)	9	—
Contribution to subsidiary undertaking (i)	(675)	—	(299)
Dividends received	89	110	150
Net cash received from/(used in) investing activities	120	119	(149)
Cash flows from financing activities
Proceeds from share issuance	—	—	309
Dividends paid	(118)	(112)	(148)
Net cash (outflow)/inflow from financing activities	(118)	(112)	161
Net (decrease)/increase in cash and cash equivalents	—	(1)	1
Cash and cash equivalents at the beginning of the year	—	1	—
Cash and cash equivalents at the end of the year	—	—	1

(i) In November 2019 AGSA made a capital contribution of €675 million into Ardagh Packaging Group Limited a wholly owned subsidiary. Ardagh Packaging Group Limited is an Irish registered company that acts as an intermediate holding company for the

Ardagh Group.

Summary of parent-only financial information in euro

	Year ended December 31,
	2019	2018	2017
	€'m	€'m	€'m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	1,249	108	148
Additional gain/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	78	(191)	(94)
Consolidated IFRS profit/(loss) for the year	1,327	(83)	54

	At December 31,
	2019	2018	2017
	€'m	€'m	€'m
IFRS equity reconciliation:
Parent only—IFRS equity	2,941	1,808	1,812
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,128)	(3,127)	(2,961)
Consolidated—IFRS equity	(187)	(1,319)	(1,149)

Summary of parent-only financial information in U.S. dollars

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	1,400	128	166
Additional gain/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	58	(222)	(103)
Consolidated IFRS profit/(loss) for the year	1,458	(94)	63

	At December 31,
	2019	2018	2017
	$'m	$'m	$'m
IFRS equity reconciliation:
Parent only—IFRS equity	3,304	2,064	2,173
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,520)	(3,574)	(3,548)
Consolidated—IFRS equity	(216)	(1,510)	(1,375)